Convertible Notes Payable and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Notes Payable And Warrants
Convertible Notes Payable and Warrants

Note 5 – Convertible Notes Payable and Warrants

Convertible notes payable consists of the following at March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022

Senior Convertible Notes and Warrants (a)	$3,491,000	$3,491,000
Convertible Notes and Warrants (b)	250,000	-
Convertible Note and Restricted Shares (c)	30,000
Total notes payable	3,771,000	3,491,000
Less debt discount	(110,000)	-
Notes payable, net of discount	$3,661,000	$3,491,000

(a)	Senior Convertible Notes and Warrants

During the year ended December 31, 2021, the Company sold approximately $3,591,000 of Senior Convertible Promissory Notes (the “Notes”) and 1,218,506 warrants (the “Warrants”). The Notes accrue interest at a rate of twelve percent (12%) per annum.

The holder of the Warrants shall have the right to purchase up to the number of shares that equals the quotient obtained by dividing: (i) the Warrant Coverage Amount, by (ii) the Conversion Price. The “Warrant Coverage Amount” shall mean the amount obtained by multiplying: (A) one hundred percent (100%); by (B) aggregate principal amount of the Holder’s Note(s). The conversion price in effect on any Conversion Date shall be equal to 80% of the offering price per share of common stock in our initial public offering.

Each Note is convertible, in the sole discretion of the holder of the Note, into shares of our common stock at a purchase price equal to 80% of the offering price of the initial public offering price currently estimated to be $4.00 per share. In the event that the initial public offering is not consummated within 12 months of the date of this Note, then the Conversion Price shall be equal to 65% of the offering price per share of common stock in the initial public offering. In the event that the initial public offering is not consummated within 24 months of the date of this Note, then the Conversion Price shall be equal to 50% of the offering price per share of common stock in the initial public offering. Each Note, issued at an original issue discount of 15%, carries interest at a rate of 12% per annum, and any interest payable under the Note shall automatically accrue and be capitalized to the principal amount of the Note, and shall thereafter be deemed to be a part of the principal amount of the Note, unless such interest is paid in cash on or prior to the maturity date of the Note.

The Notes mature 12 months from the date of the Notes, provided, however, that noteholders have the right to call the Notes prior to maturity starting from the earlier of (i) the consummation of the first underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10 million of its equity securities, as a result of or following which common stock shall be listed on the Nasdaq Stock Market, and (ii) December 15, 2021. Additionally, each Warrant contains a cashless exercise provision, which is effective if the shares underlying the Warrant are not covered by a registration statement 6 months from the date of issuance of the Warrant. On May 16, 2022, the Company entered into an amendment to extend the right to call provision in its senior secured convertible notes from December 15, 2021 to September 15, 2022, in exchange for issuing its senior convertible note holders an aggregate of 69,049 shares of common stock with a fair value of approximately $609,000 at the date of grant, or $8.84 per common share. On September 30, 2022, the Company entered into a second amendment to extend the right to call provision in its senior secured convertible notes from September 15, 2022 to December 31, 2022, in exchange for issuing its senior convertible note holders an aggregate of 106,736 shares of common stock with a fair value of approximately $944,000 at the date of grant, or $8.84 per common share. On December 20, 2022, the Company entered into a third amendment to extend the right to call provision and the maturity date in its senior secured convertible notes from December 31, 2022 to June 30, 2023, in exchange for issuing its senior convertible note holders an aggregate of 106,736 shares of common stock with a fair value of approximately $944,000 at the date of grant, or $8.84 per common share.

The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of the Company’s initial public offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater.

Each Note and Warrant holder has (i) the right of first refusal to purchase up to 20% of its pro rata share of new securities the that company offers, which right expires upon the consummation of an underwritten initial public offering by the Company or a change in control of the Company, and (ii) the right to be repaid any and all principal and interest due by the Company from any and all proceeds resulting from any sale of assets and any sale and issuance of debt or equity securities.

The accrued interest balance was $529,000 at December 31, 2022. During the three months ended March 31, 2023, the Company added $109,000 of accrued interest, leaving an accrued interest balance of $638,000 at March 31, 2023. Accrued interest in included in accounts payable and accrued expenses in the accompanying balance sheets.

Total principal balance owed was $3,941,000 at March 31, 2023 and December 31, 2022. As of March 31, 2023, approximately 794,146 shares of common stock were potentially issuable under the conversion terms of the Notes.

(b)	Convertible Promissory Notes and Warrants

In January and February 2023, the Company sold $250,000 of Convertible Promissory Notes (the “Notes”) and 21,207 warrants (the “Warrants”). The Notes accrue interest at a rate of ten percent (10%) per annum. The outstanding principal amount of this Notes, together with all accrued but unpaid interest thereon, shall be due and payable on the date that is 12 months from the date of the Notes (the “Initial Maturity Date”); provided, however, that the Company may, at its option, extend such maturity date an additional six (6) months (such option, the “Extension Option” and such extended maturity date, (the “Extended Maturity Date”). The date on which this Note matures, whether the Initial Maturity Date or the Extended Maturity Date, is the “Maturity Date.” The principal amount of this Note shall be subject to increase as follows:

(a) If a Qualified Public Offering does not occur before the Initial Maturity Date, the outstanding principal balance of this Note shall be increased by an amount equal to 10% of the outstanding principal balance of this Note on the Initial Maturity Date (the “Premium”).

(b) If the Company exercises its Extension Option and a Qualified Public Offering does not occur before the Extended Maturity Date, the outstanding principal balance due and payable to the Lender shall be increased by the Premium plus an additional 2.5% of the outstanding principal balance of the Note as of the Extended Maturity Date.

(c) As used herein, “Qualified Public Offering” means the issuance and sale of shares of comment stock, par value $0.0001 per share, of the Company (the “Common Stock”) to investors in an underwritten public offering or a direct listing by the Company of its Common Stock, in either case pursuant to an effective registration statement under the Securities Act of 1933, as amended.

In the event the Company consummates a Qualified Public Offering, Lender shall have the right, but not the obligation, at any time prior to the Maturity Date or earlier repayment of this Note, to convert all, or any portion, of the outstanding principal balance of this Note into shares of Common Stock at a conversion price equal to 80% of the price at which shares of Common Stock are first sold to the public in a Qualified Public Offering. Upon conversion, the Company will pay all accrued but unpaid interest on this Note in cash. An election to convert the Note shall be made in writing and delivered to the Company no later than five (5) days before the Maturity Date; provided, however, that if the Qualified Public Offering is consummated within five (5) days before the Maturity Date, the notice of election will be delivered no later than five (5) days after the date on which such Qualified Public Offering is consummated.

The Holder shall have the right to purchase up to the number of Shares that equals the amount obtained by dividing: (A) eighty percent (80%) of the aggregate principal amount of the Holder’s Note(s) delivered pursuant to the Note and Warrant Purchase Agreement; by (B) 80% of $4.00, the current midpoint price of the Company’s prospective IPO. For example, $100,000 aggregate principal amount of Note x 80% = $80,000) / ($4.00 current midpoint price of prospective IPO x 80% = $3.20) = 25,000 warrants. The exercise price per share shall be equal to 80% of the offering price per share of common stock of the Company in its first underwritten public offering (the “IPO”) pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10,000,000 of its equity securities, as a result of or following which the Company shall be a reporting issuer under the Securities and Exchange Act of 1934, as amended, and its common stock shall be listed on the Nasdaq Stock Market. This Warrant shall be exercisable, in whole or in part: (i) after the earlier to occur of: (A) the consummation of the IPO; or (B) six months after the date of this Warrant; and (ii) prior to the Warrant expiration date which is twelve months after the date of this Warrant.

The total of the allocated relative fair value of warrants issued of $109,000 were capitalized and recorded as a debt discount and are amortized over the remaining life of the Notes. Amortization of debt discount was approximately $24,000 for the three months March 31, 2023, which was recorded as a component of interest expense in the accompanying statement of operations, leaving a $86,000 unamortized debt discount balance at March 31, 2023.

During the three months ended March 31, 2023, the Company added $5,000 of accrued interest, leaving an accrued interest balance of $5,000 at March 31, 2023. Accrued interest in included in accounts payable and accrued expenses in the accompanying balance sheets.

Total principal balance owed was $250,000 at March 31, 2023. As of March 31, 2023, approximately 39,062 shares of common stock were potentially issuable under the conversion terms of the Notes.

(c)	Convertible Promissory Notes and Restricted Shares

On March 24, 2023, the Company sold a $30,000 Convertible Promissory Notes (the “Note”). These Note will accrue interest at a rate of twelve percent (12%) per annum, compounded annually, until maturity or conversion hereof. The interest payable hereunder shall automatically accrue and be capitalized to the principal amount of this Note (“PIK Interest”), and shall thereafter be deemed to be a part of the principal amount of this Note, unless such interest is paid in cash on or prior to the maturity date of the Notes. The Notes shall be due and payable on the date that is six (6) months from the date of the Notes (the “Initial Maturity Date”); provided, however, that the Company and Lender may, upon mutual written agreement, extend such maturity date an additional six (6) months (such extended maturity date, (the “Extended Maturity Date”). The Lender shall have the right, but not the obligation, at any time to convert all, or any portion, of the outstanding principal balance of the Notes into shares of Common Stock at a conversion price equal to either (i) $3.00 per share, or (ii) the price at which shares of Common Stock are first sold to the public in a Qualified Public Offering. The Company shall issue 20,000 shares of common stock of the Company for each $100,000 invested by an Investor, provided, however, that if an Investor invests a sum of funds which does not round to $100,000, the Company shall issue to such Investor Shares on a pro rata basis, based on an issuance of 20,000 Shares for each $100,000 invested. If the company enters into a subsequent financing with another individual or entity (a “Third Party”) on terms that are more favorable to the Third Party, the agreements between the company and the Investors shall be amended to include such better terms so long as the Notes are outstanding.

The Company issued 3,000 shares of common stock related to the Note, which the Company determined had a fair value of $24,000, were capitalized and recorded as a debt discount and are being amortized over the remaining life of the Note. The debt discount balance was $24,000 at March 31, 2023.

Total principal balance owed was $30,000 at March 31, 2023.

Note 6 – Senior Convertible Notes Payable and Warrants

Senior convertible notes payable is comprised of the following:

	December 31, 2022	December 31, 2021
Senior convertible notes payable	$3,491,000	$3,591,000
Less debt discount	-	(2,326,000)
Total senior convertible notes payable, net	$3,491,000	$1,265,000

During the year ended December 31, 2021, the Company sold approximately $3,591,000 of Senior Convertible Promissory Notes (the “Notes”) and 1,218,506 warrants (the “Warrants”). The Company received net proceeds of $3,034,000 after deducting an original issue discount of 15%, or $539,000, and legal fees of $18,000, which was recorded as a debt discount. Each Warrant is exercisable at a price (the “Exercise Price”) equal to 115% of its initial public offering price, currently estimated to be $4.00 per share. The Company determined the fair value of the Warrants to be approximately $13.6 million of which the relative fair value of $2.5 million was allocated and recorded as a component of debt discount. The Company made principal payments of $100,000 during 2022, leaving a balance on the Notes at December 31, 2022 of $3,491,000.

The holder of the Warrants shall have the right to purchase up to the number of shares that equals the quotient obtained by dividing: (i) the Warrant Coverage Amount, by (ii) the Conversion Price. The “Warrant Coverage Amount” shall mean the amount obtained by multiplying: (A) one hundred percent (100%); by (B) aggregate principal amount of the Holder’s Note(s). The conversion price in effect on any Conversion Date shall be equal to 80% of the offering price per share of common stock in our initial public offering.

Each Note is convertible, in the sole discretion of the holder of the Note, into shares of our common stock at a purchase price equal to 80% of the offering price of the initial public offering price currently estimated to be $4.00 per share. In the event that the initial public offering is not consummated within 12 months of the date of this Note, then the Conversion Price shall be equal to 65% of the offering price per share of common stock in the initial public offering. In the event that the initial public offering is not consummated within 24 months of the date of this Note, then the Conversion Price shall be equal to 50% of the offering price per share of common stock in the initial public offering. Each Note, issued at an original issue discount of 15%, carries interest at a rate of 12% per annum, and any interest payable under the Note shall automatically accrue and be capitalized to the principal amount of the Note, and shall thereafter be deemed to be a part of the principal amount of the Note, unless such interest is paid in cash on or prior to the maturity date of the Note.

The Notes mature 12 months from the date of the Notes, provided, however, that noteholders have the right to call the Notes prior to maturity starting from the earlier of (i) the consummation of the first underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10 million of its equity securities, as a result of or following which common stock shall be listed on the Nasdaq Stock Market, and (ii) December 15, 2021. Additionally, each Warrant contains a cashless exercise provision, which is effective if the shares underlying the Warrant are not covered by a registration statement 6 months from the date of issuance of the Warrant. On May 16, 2022, the Company entered into an amendment to extend the right to call provision in its senior secured convertible notes from December 15, 2021 to September 15, 2022, in exchange for issuing its senior convertible note holders an aggregate of 69,049 shares of common stock with a fair value of approximately $609,000 at the date of grant, or $8.84 per common share. On September 30, 2022, the Company entered into a second amendment to extend the right to call provision in its senior secured convertible notes from September 15, 2022 to December 31, 2022, in exchange for issuing its senior convertible note holders an aggregate of 106,736 shares of common stock with a fair value of approximately $944,000 at the date of grant, or $8.84 per common share. On December 20, 2022, the Company entered into a third amendment to extend the right to call provision and the maturity date in its senior secured convertible notes from December 31, 2022 to June 30, 2023, in exchange for issuing its senior convertible note holders an aggregate of 106,736 shares of common stock with a fair value of approximately $944,000 at the date of grant, or $8.84 per common share.

The aggregate amount of approximately $2.5 million was recorded as a financing cost, a component of other expense, in the accompanying statements of operations during the year ended December 31, 2022.

The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of the Company’s initial public offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater.

Each Note and Warrant holder has (i) the right of first refusal to purchase up to 20% of its pro rata share of new securities the that company offers, which right expires upon the consummation of an underwritten initial public offering by the Company or a change in control of the Company, and (ii) the right to be repaid any and all principal and interest due by the Company from any and all proceeds resulting from any sale of assets and any sale and issuance of debt or equity securities.

The total of the original issue discount of $539,000, legal fees of $18,000, and the allocated relative fair value of warrants issued of $2.5 million, or an aggregate of $3.0 million, were capitalized and recorded as a debt discount in 2021 and are amortized over the remaining life of the Notes. The unamortized debt discount balance was $2.3 million as of December 31, 2021. Amortization of debt discount was approximately $2.3 million for the year ended December 31, 2022, which was recorded as a component of interest expense in the accompanying statement of operations, leaving no remaining unamortized debt discount balance at December 31, 2022.

The accrued interest balance was $101,000 at December 31, 2021. During the year ended December 31, 2022, the Company added $428,000 of accrued interest, leaving an accrued interest balance of $529,000 at December 31, 2022. Accrued interest in included in accounts payable and accrued expenses in the accompanying balance sheets.

As of December 31, 2022, approximately 773,060 shares of common stock were potentially issuable under the conversion terms of the Notes.